Acquisition (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Sep. 03, 2013	Dec. 31, 2014	Dec. 31, 2013
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill		$ 11,286	$ 11,277
TVP Group Ltd. [Member]
Consideration:
Cash	9,000
Fair value of contingent consideration arrangement	3,820
Fair value of total consideration transferred	12,820
Maximum deferred payment	5,500
Acquisition related costs included in G&A	900
Recognized amounts of identifiable assets acquired and liabilities assumed:
Current assets	2,621
Fixed assets	1,350
Intangible assets	6,154
Current liabilities	(2,097)
Long term deferred taxes	(1,355)
Long-term debt	(238)
Total identifiable net assets assumed	6,435
Goodwill	6,385
Total	12,820
Trade receivables	$ 1,183
Weighted-average useful life	10 years 3 months 29 days